UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05689

Deutsche Multi-Market Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One International Place
Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-250-2500

Date of fiscal year end: 11/30

Date of reporting period: 7/1/17-6/30/18

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05689
Reporting Period: 07/01/2017 - 06/30/2018
Deutsche Multi-Market Income Trust

==================       Deutsche Multi-Market Income Trust ===================

GEO SPECIALTY CHEMICALS, INC.

Ticker:                      Security ID:  37246R106
Meeting Date: DEC 15, 2017   Meeting Type: Annual
Record Date:  NOV 13, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Duncan H. Cocroft        For       For          Management
1b    Elect Director Michael Colodner         For       For          Management
1c    Elect Director David L. Eaton           For       For          Management
1d    Elect Director Kenneth A. Ghazey        For       For          Management
1e    Elect Director Philip J. Gund           For       For          Management
1f    Elect Director Linda Koffenberger       For       For          Management
1g    Elect Director Charles Macaluso         For       For          Management
2     Increase Authorized Common Stock        For       For          Management

--------------------------------------------------------------------------------

GEO SPECIALTY CHEMICALS, INC.

Ticker:                      Security ID:  37246R205
Meeting Date: DEC 15, 2017   Meeting Type: Annual
Record Date:  NOV 13, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Duncan H. Cocroft        For       For          Management
1b    Elect Director Michael Colodner         For       For          Management
1c    Elect Director David L. Eaton           For       For          Management
1d    Elect Director Kenneth A. Ghazey        For       For          Management
1e    Elect Director Philip J. Gund           For       For          Management
1f    Elect Director Linda Koffenberger       For       For          Management
1g    Elect Director Charles Macaluso         For       For          Management
2     Increase Authorized Common Stock        For       For          Management

--------------------------------------------------------------------------------

QUAD/GRAPHICS, INC.

Ticker:       QUAD           Security ID:  747301109
Meeting Date: MAY 14, 2018   Meeting Type: Annual
Record Date:  MAR 07, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark A. Angelson         For       For          Management
1.2   Elect Director Douglas P. Buth          For       For          Management
1.3   Elect Director John C. Fowler           For       Withhold     Management
1.4   Elect Director Stephen M. Fuller        For       For          Management
1.5   Elect Director Christopher B. Harned    For       Withhold     Management
1.6   Elect Director J. Joel Quadracci        For       Withhold     Management
1.7   Elect Director Kathryn Quadracci Flores For       Withhold     Management
1.8   Elect Director Jay O. Rothman           For       Withhold     Management
1.9   Elect Director John S. Shiely           For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche Multi-Market Income Trust

By (Signature and Title) /s/Hepsen Uzcan
                                   Hepsen Uzcan, Chief Executive Officer and President

Date 8/15/18